Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2065 Portfolio

September 30, 2020

VIPF2065-QTLY-1120
1.9893092.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,218	$99,134
VIP Equity-Income Portfolio Initial Class (a)	4,978	104,245
VIP Growth & Income Portfolio Initial Class (a)	6,141	119,014
VIP Growth Portfolio Initial Class (a)	1,097	101,456
VIP Mid Cap Portfolio Initial Class (a)	905	28,928
VIP Value Portfolio Initial Class (a)	5,935	76,504
VIP Value Strategies Portfolio Initial Class (a)	3,516	37,444
TOTAL DOMESTIC EQUITY FUNDS
(Cost $525,575)		566,725

International Equity Funds - 41.5%
VIP Emerging Markets Portfolio Initial Class (a)	15,411	185,858
VIP Overseas Portfolio Initial Class (a)	12,086	287,528
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $431,196)		473,386

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	2,065	22,669
Fidelity Long-Term Treasury Bond Index Fund (a)	1,538	25,941
VIP High Income Portfolio Initial Class (a)	4,325	22,752
VIP Investment Grade Bond Portfolio Initial Class (a)	1,973	27,834
TOTAL BOND FUNDS
(Cost $91,471)		99,196

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $2,273)	2,273	2,273
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,050,515)		1,141,580
NET OTHER ASSETS (LIABILITIES) - 0.0%		(95)
NET ASSETS - 100%		$1,141,485

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$21,972	$6,570	$7,681	$46	$20	$1,788	$22,669
Fidelity Long-Term Treasury Bond Index Fund	27,720	9,432	16,091	391	2,046	2,834	25,941
VIP Contrafund Portfolio Initial Class	93,727	15,234	26,468	557	1,554	15,087	99,134
VIP Emerging Markets Portfolio Initial Class	152,539	48,250	10,999	13,572	143	(4,075)	185,858
VIP Equity-Income Portfolio Initial Class	98,985	27,053	10,291	4,509	(488)	(11,014)	104,245
VIP Government Money Market Portfolio Initial Class 0.01%	11,006	33,445	42,178	55	--	--	2,273
VIP Growth & Income Portfolio Initial Class	112,859	32,353	12,218	5,764	(659)	(13,321)	119,014
VIP Growth Portfolio Initial Class	95,796	19,079	27,809	8,348	904	13,486	101,456
VIP High Income Portfolio Initial Class	22,026	5,223	3,756	168	(222)	(519)	22,752
VIP Investment Grade Bond Portfolio Initial Class	26,893	16,775	17,466	113	(46)	1,678	27,834
VIP Mid Cap Portfolio Initial Class	27,488	5,968	4,521	45	(237)	230	28,928
VIP Overseas Portfolio Initial Class	297,059	35,523	51,975	1,339	(1,874)	8,795	287,528
VIP Value Portfolio Initial Class	72,718	28,362	12,701	2,886	(707)	(11,168)	76,504
VIP Value Strategies Portfolio Initial Class	35,632	14,608	6,562	1,853	(662)	(5,572)	37,444
	1,096,420	297,875	250,716	39,646	(228)	(1,771)	1,141,580

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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